Derivatives - Derivative contracts (Details) - Benson Hill, Inc - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Assets derivative, gross	$ 0
Effect of daily cash settlement	0
Net derivatives as classified in the balance sheet	0	$ 0	$ 0
Liability derivatives, gross	483
Effect of daily cash settlement	(483)
Net derivatives as classified in the balance sheet	0	$ 0	$ 0
Margin accounts	$ 442